Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
May 31, 2022
BIO-NPRT1-0722
1.802156.118
Common Stocks - 97.1%
	Shares	Value ($)
Biotechnology - 88.2%
Biotechnology - 88.2%
4D Molecular Therapeutics, Inc. (a)	197,868	1,501,818
AbbVie, Inc.	3,625,003	534,216,683
ACADIA Pharmaceuticals, Inc. (a)	350,800	5,665,420
Adagio Therapeutics, Inc.	326,216	965,599
ADC Therapeutics SA (a)(b)	755,238	5,165,828
Adicet Bio, Inc. (a)	788,129	9,315,685
Adverum Biotechnologies, Inc. (a)(c)	10,597,366	9,507,957
Aerovate Therapeutics, Inc. (b)	201,551	2,448,845
Agios Pharmaceuticals, Inc. (a)	235,571	4,586,567
Akouos, Inc. (a)(b)	1,103,186	3,441,940
Alector, Inc. (a)	914,318	8,100,857
Alkermes PLC (a)	710,936	21,221,440
Allena Pharmaceuticals, Inc. (a)(b)	106,183	12,530
Allogene Therapeutics, Inc. (a)(b)	1,122,870	8,904,359
Allovir, Inc. (a)(b)	944,668	3,655,865
Alnylam Pharmaceuticals, Inc. (a)	1,270,039	159,770,906
ALX Oncology Holdings, Inc. (a)	600,204	4,603,565
Ambrx Biopharma, Inc. ADR	1,361,508	5,350,726
Amgen, Inc.	5,590	1,435,177
Amicus Therapeutics, Inc. (a)	1,364,901	10,400,546
AnaptysBio, Inc. (a)(b)	192,196	3,649,802
Apellis Pharmaceuticals, Inc. (a)	1,363,284	56,508,122
Applied Therapeutics, Inc. (a)(b)	595,436	857,428
Arcturus Therapeutics Holdings, Inc. (a)(b)	920,424	18,298,029
Arcus Biosciences, Inc. (a)(b)	3,193,396	60,514,854
Arcutis Biotherapeutics, Inc. (a)	868,174	18,127,473
Argenx SE ADR (a)	456,947	141,333,707
Arrowhead Pharmaceuticals, Inc. (a)	2,258,670	75,349,231
Ascendis Pharma A/S sponsored ADR (a)	659,409	55,726,655
Atara Biotherapeutics, Inc. (a)	684,540	3,559,608
aTyr Pharma, Inc. (a)(b)	1,146,952	3,222,935
Aura Biosciences, Inc. (b)	603,459	10,542,429
Aurinia Pharmaceuticals, Inc. (a)(b)	463,686	5,230,378
Autolus Therapeutics PLC ADR (a)(b)	380,185	1,041,707
Avidity Biosciences, Inc. (a)(b)	279,484	3,893,212
Axcella Health, Inc. (a)(b)	1,051,598	2,229,388
Beam Therapeutics, Inc. (a)(b)	220,992	7,774,499
BELLUS Health, Inc. (a)	1,580,683	12,550,623
Bicycle Therapeutics PLC ADR (a)(b)	498,347	7,968,569
BioAtla, Inc. (a)(b)	313,190	754,788
BioCryst Pharmaceuticals, Inc. (a)(b)	4,192,205	39,029,429
Biogen, Inc. (a)	299,116	59,823,200
BioMarin Pharmaceutical, Inc. (a)	439,436	33,014,827
Biomea Fusion, Inc. (a)(b)	960,229	5,271,657
BioNTech SE ADR (a)	195,228	31,892,446
BioXcel Therapeutics, Inc. (a)(b)	351,727	4,115,206
Blueprint Medicines Corp. (a)	957,262	52,649,410
BridgeBio Pharma, Inc. (a)(b)	893,742	6,104,258
Candel Therapeutics, Inc. (b)	901,800	3,399,786
Celldex Therapeutics, Inc. (a)	849,200	19,973,184
Centessa Pharmaceuticals PLC ADR	10,300	46,350
Century Therapeutics, Inc.	834,618	7,252,830
Cerevel Therapeutics Holdings (a)(b)	1,100,980	28,768,607
ChemoCentryx, Inc. (a)	1,819,622	40,522,982
Chinook Therapeutics, Inc. (a)	352,081	5,344,590
Chinook Therapeutics, Inc. rights (a)(d)	115,821	5,791
Codiak Biosciences, Inc. (a)(b)	402,539	1,123,084
Cogent Biosciences, Inc. (a)	411,536	1,897,181
Compass Therapeutics, Inc.	2,750,000	8,387,500
ContraFect Corp. (a)(b)	456,309	1,551,451
Crinetics Pharmaceuticals, Inc. (a)	2,123,187	35,563,382
CRISPR Therapeutics AG (a)(b)	297,822	17,288,567
Cullinan Oncology, Inc. (a)(b)	124,940	1,335,609
Cyclerion Therapeutics, Inc. (a)	837,285	521,294
Cyclerion Therapeutics, Inc. (a)(e)	94,809	59,028
Cyteir Therapeutics, Inc.	670,923	1,274,754
Cytokinetics, Inc. (a)(b)	2,338,471	93,304,993
Day One Biopharmaceuticals, Inc. (a)(b)	1,270,082	7,899,910
Denali Therapeutics, Inc. (a)	664,751	16,146,802
Design Therapeutics, Inc. (a)(b)	1,024,935	12,791,189
Dyne Therapeutics, Inc. (a)	72,200	347,282
Enanta Pharmaceuticals, Inc. (a)	349,846	13,969,351
Entrada Therapeutics, Inc. (b)	944,780	6,386,713
Epizyme, Inc. (a)	2,621,335	1,100,961
EQRx, Inc. (a)(b)	507,567	2,822,073
EQRx, Inc.:
rights (a)(d)	116,649	311,453
rights (a)(d)	49,993	105,485
Erasca, Inc.	810,023	4,390,325
Evelo Biosciences, Inc. (a)(b)	1,098,999	2,307,898
Exelixis, Inc. (a)	3,178,634	58,264,361
Fate Therapeutics, Inc. (a)(b)	733,387	16,941,240
Foghorn Therapeutics, Inc. (a)(b)	544,119	7,019,135
Forma Therapeutics Holdings, Inc. (a)	20,460	116,417
Fusion Pharmaceuticals, Inc. (a)	1,740,302	6,247,684
G1 Therapeutics, Inc. (a)(b)	487,104	2,367,325
Galapagos NV sponsored ADR (a)	53,343	2,934,398
Generation Bio Co. (a)	137,100	770,502
Geron Corp. (a)	189,606	261,656
Geron Corp. warrants 12/31/25 (a)	2,100,000	603,350
Gilead Sciences, Inc.	1,048,087	67,968,442
Global Blood Therapeutics, Inc. (a)	189,216	4,719,047
Graphite Bio, Inc.	1,312,653	3,084,735
Gritstone Bio, Inc. (a)(b)	469,480	948,350
Halozyme Therapeutics, Inc. (a)	659,100	30,305,418
Homology Medicines, Inc. (a)(b)	651,341	957,471
Hookipa Pharma, Inc. (a)(b)	2,256,500	3,881,180
Horizon Therapeutics PLC (a)	1,366,353	122,548,201
Icosavax, Inc. (a)	562,657	3,820,441
Ideaya Biosciences, Inc. (a)(b)	825,274	9,201,805
Idorsia Ltd. (a)(b)	1,371,271	22,730,618
Imago BioSciences, Inc.	284,600	4,599,136
Immuneering Corp. (b)	222,971	998,910
Immunic, Inc. (a)(b)	509,372	3,158,106
Immunocore Holdings PLC ADR (a)	86,365	2,448,448
ImmunoGen, Inc. (a)	804,623	2,944,920
Incyte Corp. (a)	275,500	20,907,695
Inhibikase Therapeutics, Inc. (a)(b)	433,300	396,816
Inhibrx, Inc. (a)	21,600	282,312
Inozyme Pharma, Inc. (a)(b)	609,380	2,248,612
Insmed, Inc. (a)	266,820	5,021,552
Instil Bio, Inc. (a)	1,445,074	8,677,669
Intellia Therapeutics, Inc. (a)	885,001	40,833,946
Ionis Pharmaceuticals, Inc. (a)	1,246,677	45,528,644
Iovance Biotherapeutics, Inc. (a)	566,079	3,821,033
iTeos Therapeutics, Inc. (a)	69,881	1,222,918
Iveric Bio, Inc. (a)	451,988	4,718,755
Janux Therapeutics, Inc. (b)	515,742	5,740,208
Jounce Therapeutics, Inc. (a)	1,080,839	4,182,847
Karuna Therapeutics, Inc. (a)	229,311	23,921,724
Keros Therapeutics, Inc. (a)	378,977	12,809,423
Kiniksa Pharmaceuticals Ltd. (a)(b)	192,666	1,475,822
Kinnate Biopharma, Inc. (a)(b)	1,009,816	8,017,939
Kronos Bio, Inc. (a)(b)	744,460	2,769,391
Krystal Biotech, Inc. (a)(b)(c)	2,105,960	123,998,925
Kymera Therapeutics, Inc. (a)(b)	339,354	4,842,582
Legend Biotech Corp. ADR (a)(b)	1,207,675	51,072,576
Lyell Immunopharma, Inc. (b)	362,253	1,499,727
Macrogenics, Inc. (a)(b)	364,316	1,264,177
Madrigal Pharmaceuticals, Inc. (a)(b)	153,140	10,166,965
MannKind Corp. (a)(b)	6,582,901	27,516,526
Merus BV (a)(b)	630,486	11,701,820
Minerva Neurosciences, Inc. (a)	226,179	90,472
Mirati Therapeutics, Inc. (a)	326,848	12,799,368
Moderna, Inc. (a)	255,093	37,072,666
Monte Rosa Therapeutics, Inc. (b)	1,451,205	11,232,327
Morphic Holding, Inc. (a)	805,337	18,877,099
Morphosys AG sponsored ADR (a)(b)	131,228	736,189
Natera, Inc. (a)	323,010	11,851,237
Neximmune, Inc. (a)(b)	525,000	1,197,000
Nkarta, Inc. (a)(b)	879,766	12,695,023
Nurix Therapeutics, Inc. (a)(b)	1,735,163	17,507,795
Nuvalent, Inc. Class A (a)(b)	204,174	1,808,982
Omega Therapeutics, Inc. (a)	915,541	2,078,278
Oragenics, Inc. (a)(e)	155,806	50,637
ORIC Pharmaceuticals, Inc. (a)	425,446	1,420,990
PMV Pharmaceuticals, Inc. (a)(b)	772,700	9,086,952
Poseida Therapeutics, Inc. (a)	483,183	1,096,825
Praxis Precision Medicines, Inc. (a)(b)	982,929	8,158,311
Prelude Therapeutics, Inc. (a)	359,156	1,508,455
Prometheus Biosciences, Inc. (a)(b)	242,300	6,314,338
Protagonist Therapeutics, Inc. (a)	1,226,378	10,743,071
Prothena Corp. PLC (a)	852,589	23,215,998
PTC Therapeutics, Inc. (a)	2,267,944	66,609,515
Rallybio Corp. (a)(b)	1,199,143	16,308,345
RAPT Therapeutics, Inc. (a)	1,113,177	16,385,965
Recursion Pharmaceuticals, Inc. (a)(b)	89,200	545,904
Regeneron Pharmaceuticals, Inc. (a)	204,654	136,041,700
Relay Therapeutics, Inc. (a)(b)	1,511,389	24,605,413
Repare Therapeutics, Inc. (a)	615,260	5,648,087
Replimune Group, Inc. (a)(b)	1,080,217	15,695,553
Revolution Medicines, Inc. (a)(b)	51,992	882,824
Rhythm Pharmaceuticals, Inc. (a)(b)	553,411	1,903,734
Rocket Pharmaceuticals, Inc. (a)(b)	223,736	2,651,272
Rubius Therapeutics, Inc. (a)(b)	595,229	654,752
Sage Therapeutics, Inc. (a)	321,935	10,066,907
Sana Biotechnology, Inc. (a)(b)	27,690	142,050
Sarepta Therapeutics, Inc. (a)	560,004	40,779,491
Scholar Rock Holding Corp. (a)	1,543,247	7,747,100
Seagen, Inc. (a)	970,874	131,728,184
Selecta Biosciences, Inc. (a)(b)	1,032,715	911,061
Sensorion SA (a)	2,738,352	1,206,771
Seres Therapeutics, Inc. (a)(b)	687,847	2,132,326
Shattuck Labs, Inc. (a)	110,936	317,277
Silverback Therapeutics, Inc. (a)	14,266	49,788
Springworks Therapeutics, Inc. (a)(b)	443,611	8,401,992
Stoke Therapeutics, Inc. (a)(b)	526,536	6,376,351
Surface Oncology, Inc. (a)(b)	144,645	267,593
Surrozen, Inc. (a)(b)	252,900	627,192
Sutro Biopharma, Inc. (a)	663,300	2,885,355
Syndax Pharmaceuticals, Inc. (a)(b)	124,200	2,049,300
Syros Pharmaceuticals, Inc. (a)(b)	1,045,057	858,619
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	0
Tango Therapeutics, Inc. (a)	927,488	6,204,895
Taysha Gene Therapies, Inc. (a)(b)	882,847	2,251,260
Tenaya Therapeutics, Inc. (a)	1,263,918	8,468,251
TG Therapeutics, Inc. (a)(b)	2,066,920	9,135,786
Travere Therapeutics, Inc. (a)	372,928	8,692,952
Turning Point Therapeutics, Inc. (a)	451,601	15,973,127
Twist Bioscience Corp. (a)(b)	979,432	33,339,865
Tyra Biosciences, Inc. (b)	553,401	3,779,729
Ultragenyx Pharmaceutical, Inc. (a)	978,351	45,884,662
uniQure B.V. (a)	255,608	3,670,531
United Therapeutics Corp. (a)	429,609	98,956,137
Vaxcyte, Inc. (a)	580,989	13,937,926
Vera Therapeutics, Inc. (a)	779,768	11,337,827
Vertex Pharmaceuticals, Inc. (a)	1,076,375	289,168,144
Verve Therapeutics, Inc. (b)	372,567	5,648,116
Vor Biopharma, Inc. (a)(b)	696,659	2,932,934
Werewolf Therapeutics, Inc. (a)(b)	518,530	1,965,229
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	92
Xencor, Inc. (a)	355,343	7,934,809
Xenon Pharmaceuticals, Inc. (a)	819,269	21,587,738
Xilio Therapeutics, Inc.	612,462	1,837,386
Y-mAbs Therapeutics, Inc. (a)(b)	1,969,051	24,494,994
Yumanity Therapeutics, Inc. (a)	260,182	278,395
Zentalis Pharmaceuticals, Inc. (a)	638,433	15,392,620
		3,988,884,327
Chemicals - 0.0%
Specialty Chemicals - 0.0%
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	358,700	1,104,796
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)(e)	2,777	4,749
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Alpha Tau Medical Ltd. Class A (a)(b)	308,578	2,388,394
Novocure Ltd. (a)	11,113	893,263
		3,281,657
Health Care Supplies - 0.0%
Pulmonx Corp. (a)(b)	8,300	151,558
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,433,215
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
23andMe Holding Co. Class B (f)	3,206,519	9,619,557
Guardant Health, Inc. (a)	140,200	5,745,396
Precipio, Inc. (a)(b)	525	599
		15,365,552
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Schrodinger, Inc. (a)	407,327	10,525,330
Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	15,719	804,656
Absci Corp. (b)	997,900	3,642,335
Evotec OAI AG (a)	200,700	5,558,906
Maravai LifeSciences Holdings, Inc. (a)	107,700	3,354,855
Olink Holding AB ADR (a)	57,100	671,496
Pacific Biosciences of California, Inc. (a)(b)	827,912	4,661,145
Quanterix Corp. (a)	188,322	3,175,109
Seer, Inc. (a)	304,058	2,700,035
		24,568,537
Pharmaceuticals - 7.6%
Pharmaceuticals - 7.6%
Aclaris Therapeutics, Inc. (a)	435,589	5,571,183
Adimab LLC (a)(d)(e)(g)	1,954,526	80,645,502
Aerie Pharmaceuticals, Inc. (a)	526,000	2,724,680
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	8,274,568	7,778,094
Antengene Corp. (a)(f)	318,671	289,952
Aradigm Corp. (a)(d)	148,009	6,808
Aradigm Corp. (a)(d)	11,945	549
Arvinas Holding Co. LLC (a)	1,119,419	46,668,578
Atea Pharmaceuticals, Inc. (a)	66,800	526,384
Axsome Therapeutics, Inc. (a)(b)	117,302	2,932,550
Chiasma, Inc. warrants 12/16/24 (a)(d)	382,683	4
CinCor Pharma, Inc.	85,193	1,325,603
DICE Therapeutics, Inc.	356,600	4,903,250
Edgewise Therapeutics, Inc. (a)	724,054	4,525,338
Fulcrum Therapeutics, Inc. (a)	1,144,976	8,152,229
GH Research PLC (b)	1,388,224	13,910,004
Harmony Biosciences Holdings, Inc. (a)	182,500	7,957,000
Ikena Oncology, Inc. (a)	553,247	2,157,663
Intra-Cellular Therapies, Inc. (a)	627,976	36,045,822
Kaleido Biosciences, Inc. (a)(b)	84,860	7,065
Longboard Pharmaceuticals, Inc. (a)	371,100	1,840,656
Marinus Pharmaceuticals, Inc. (a)(b)	249,965	1,212,330
NGM Biopharmaceuticals, Inc. (a)	183,700	2,542,408
Nuvation Bio, Inc. (a)(b)	1,483,691	5,237,429
OptiNose, Inc. (a)(b)	702,319	1,443,266
Pharvaris BV (a)	461,407	8,176,132
Pliant Therapeutics, Inc. (a)	971,031	5,466,905
Rain Therapeutics, Inc. (a)(b)	255,887	593,658
Reata Pharmaceuticals, Inc. (a)(b)	529,063	14,961,902
Roivant Sciences Ltd. (e)	2,500,000	11,100,000
Royalty Pharma PLC	442,620	18,209,387
Terns Pharmaceuticals, Inc. (a)	101,009	174,746
Theseus Pharmaceuticals, Inc.	1,645,528	11,107,314
Trevi Therapeutics, Inc. (a)(b)	83,225	201,405
Tricida, Inc. (a)(b)	178,300	1,487,022
UCB SA	227,977	20,108,225
Ventyx Biosciences, Inc. (b)	754,161	13,205,359
Verrica Pharmaceuticals, Inc. (a)(b)	645,496	1,245,807
WAVE Life Sciences (a)	159,660	223,524
		344,665,733
TOTAL COMMON STOCKS (Cost $4,508,719,587)		4,388,552,239

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
Biotechnology - 1.4%
Biotechnology - 1.4%
ElevateBio LLC Series C (a)(d)(e)	216,600	990,512
Korro Bio, Inc.:
Series B1 (d)(e)	957,854	1,465,517
Series B2 (d)(e)	899,280	1,375,898
National Resilience, Inc. Series B (a)(d)(e)	732,064	44,509,491
SalioGen Therapeutics, Inc. Series B (d)(e)	94,461	5,651,602
ValenzaBio, Inc. Series A (a)(d)(e)	1,685,311	8,291,730
		62,284,750
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	3,099,905	3,130,904
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	8,274,568	83
Aristea Therapeutics, Inc. Series B (a)(d)(e)	836,400	7,979,256
		7,979,339
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,020,299)		73,394,993

Money Market Funds - 11.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h)	62,647,630	62,660,159
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	475,644,438	475,692,003
TOTAL MONEY MARKET FUNDS (Cost $538,318,521)		538,352,162

TOTAL INVESTMENT IN SECURITIES - 110.6% (Cost $5,100,058,407)	5,000,299,394
NET OTHER ASSETS (LIABILITIES) - (10.6)%	(477,962,570)
NET ASSETS - 100.0%	4,522,336,824

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,254,909 or 3.7% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,909,509 or 0.2% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	31,218,836
Afferent Pharmaceuticals, Inc. Series C	7/01/15	0
Aristea Therapeutics, Inc. Series B	10/06/20	4,611,659
Cyclerion Therapeutics, Inc.	4/02/19	1,404,026
ElevateBio LLC Series C	3/09/21	908,637
Korro Bio, Inc. Series B1	12/17/21	2,499,999
Korro Bio, Inc. Series B2	12/17/21	2,499,998
MedAvail Holdings, Inc.	7/02/12	416,675
National Resilience, Inc. Series B	12/01/20	9,999,994
Oragenics, Inc.	7/31/12 - 6/21/18	2,337,087
Roivant Sciences Ltd.	5/01/21	25,000,000
SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019
Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000
ValenzaBio, Inc. Series A	3/25/21	14,999,993

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	42,446,755	378,366,714	358,153,310	74,267	3,258	(3,258)	62,660,159	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	492,109,261	696,466,995	712,884,253	1,792,284	-	-	475,692,003	1.3%
Total	534,556,016	1,074,833,709	1,071,037,563	1,866,551	3,258	(3,258)	538,352,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adverum Biotechnologies, Inc.	-	14,311,389	-	-	-	(4,803,432)	9,507,957
Candel Therapeutics, Inc.	8,593,545	-	5,817,649	-	(3,654,447)	4,278,337	-
Krystal Biotech, Inc.	126,760,516	6,531,325	-	-	-	(9,292,916)	123,998,925
Total	135,354,061	20,842,714	5,817,649	-	(3,654,447)	(9,818,011)	133,506,882

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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